Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions, Excluding Expenses Allocated to Partnership as Part of Result of Dropdown Predecessor
Such related party transactions, excluding expenses allocated to the Partnership as part of the result of the Dropdown Predecessor, were as follows for the periods indicated:

	Year Ended
	December 31, 2012 $	December 31, 2011 $	December 31, 2010 $
Revenues(1)	37,630	35,068	36,512
Vessel operating expenses(2)	2,548	2,742	3,791
General and administrative(3) (4)	19,710	15,468	14,919

(1)

Commencing in 2008, the Kenai LNG Carriers were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(2)	Teekay Corporation’s crew training.
(3)

Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

(4)

Amounts are net of $0.2 million, $1.0 million and $1.0 million for the years ended December 31, 2012, 2011 and 2010, respectively, which consist of the amortization of $3.0 million paid to the Partnership by Teekay Corporation in March 2009 for the right to provide ship management services to certain of the Partnership’s vessels.